Supplementary Financial Statement Information (Details) - Schedule of changes in deferred revenues relating to goods - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Schedule of changes in deferred revenues relating to goods [Abstract]
Balance at beginning of year		$ (942)	[1]	$ (1,950)	[1]
Contract liability recognized during the period		(270)				(1,959)
Revenue recognized during the period		1,005		1,008		9
Balance at end of year	[1]	(207)		(942)		(1,950)
Contract liability presented in current liabilities		(207)		(942)		(970)
Contract liability presented in non-current liabilities						$ (980)

[1]	Balance for the years ended December 31, 2018 and 2019 represents the unfulfilled performance obligation related to First BioInk.